Related Party Transactions - Schedule of Related Party Transactions (Details) (Parenthetical)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Debt maturity date start	Dec. 31, 2016	Dec. 31, 2016
Debt maturity date end	Dec. 31, 2017	Dec. 31, 2017
Related party interest percentage	0.00%	0.00%